INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Loss before taxes is comprised as follows:

	December 31, 2021	December 31, 2020
Domestic (Israel)	$(498,242)	$(67,713)
Foreign	(5,807)	*)
Total	$(504,049)	$(67,713)
*) Represents less than $1.
Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Operating loss carryforward	$22,723	$7,660
Share based compensation	98,396	—
Research and development	5,586	1,532
Accrued social benefits and other	366	217

Deferred tax asset before valuation allowance	$127,071	$9,409
Valuation allowance	$(126,898)	(9,409)
Total deferred tax assets	$173	$—

Fixed Assets	(173)	—
Deferred tax liabilities	$(173)	$—
Net deferred taxes	$—	$—

Schedule of Components of Income Tax Expense (Benefit)	Income taxes are comprised as follows:

	December 31, 2021	December 31, 2020
Current	$1,281	$—
Deferred	—	—
	$1,281	$—

	December 31, 2021	December 31, 2020
Domestic	$—	$—
Foreign	1,281	—
	$1,281	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2021	December 31, 2020
Opening balance	$—	$—
Tax positions taken in current year	856	—
Interest	—	—
Ending Balance	$856	$—

Summary of Operating Loss Carryforwards
As of December 31, 2021, the Company and it’s subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$(98,245)
REE Automotive UK Limited	$(353)
REE Automotive Holdings Inc. (1)	$(152)
REE Automotive Japan K.K.	$(6)
NOTE 11. INCOME TAXES (cont.)

(1) Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.